Related party transactions (Details Narrative)			1 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2023
Total consideration			$ 1,500,000	¥ 10,500,000
Cash paid						$ 79,320	$ 136,135	$ 299,010
Interests to director							44,094
Service income							$ 38,215
Zhong Yuan Nervonic Acid Bio Ttechnology Co Ltd [Member]
Interest rate	100.00%	100.00%
Total consideration | ¥		¥ 5,000,000
Yanbian Bao Feng Biotechnology Co Ltd [Member]
Cash paid | ¥		¥ 1,000,000
Cash balance	$ 4,000,000
Interest rate									7.00%